FINANCIAL RISK MANAGEMENT, Capital Management Risk (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018	[3]	Dec. 31, 2017	[3]
FINANCIAL RISK MANAGEMENT [Abstract]
Total debt (Note 13)	[2]	$ 43,869,424	[1]	$ 45,719,826
Total equity		66,026,644		65,461,118	$ 64,808,237		$ 52,942,623
Total capital		$ 109,896,068		$ 111,180,944
Gearing Ratio		0.40%		0.40%

[1]	As of December 31, 2020, it is net of Notes repurchase of Ps 1,479,694.
[2]	Net of issuance expenses of Ps. 75,262 and Ps. 133,200 as of December 31, 2020 and 2019, respectively.
[3]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)